Condensed Consolidated Statements of Cash Flows (Parenthetical)	123 Months Ended
Jun. 30, 2012
Statement of Cash Flows [Abstract]
common stock issues in exchange for technology, shares	219,658
Series A2 preferred stock issued for conversion, shares	482,008
Series B preferred stock. issued for accrued interest, shares	1,787,104
Series B preferred stock issued for research and development	19,457
Common stock issued for bridge loan conversion	916,644
Series A1 preferred stock, converted to common stock	250,000
Series A2 preferred stock, converted to common stock	2,022,190
Series B preferred stock, converted to common stock	4,102,654
Common stock issued for licensing	10,000